Risk Management - Summary of Effect of Conditional Master Netting and Similar Arrangements (Parenthetical) (Detail) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of offsetting of financial assets [abstract]
Accrued interest receivable	$ 621	$ 913
Accrued interest payable	638	827
Over-collateralized on OTC derivative assets	417	743
Over-collateralized on OTC derivative liabilities	405	382
Over-collateralized on securities lending and reverse purchase agreements	80	79
Over-collateralized on repurchase agreements	$ 0	$ 0